Supplement to the
Fidelity® Sustainable U.S. Equity Fund
Class A, Class M, Class C, Class I, and Class Z
July 30, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2021.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Guptda (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2021.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
ASUS-PSTK-1224-103 1.9905031.103	December 16, 2024
Supplement to the
Fidelity® Women's Leadership Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Portfolio Manager of the fund, and Ms. Sayana will assume sole portfolio manager responsibilities.
Preeti Sayana (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Portfolio Manager of Fidelity® Women's Leadership Fund, which she has managed since 2019. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Portfolio Manager of Fidelity® Woman's Leadership Fund, and Ms. Sayana will assume sole portfolio manager responsibilities.
Preeti Sayana is Co-Portfolio Manager of Fidelity® Woman's Leadership Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as research analyst and portfolio manager.
AWLF-PSTK-1224-105 1.9898935.105	December 16, 2024
Supplement to the
Fidelity® Sustainable U.S. Equity Fund
July 30, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2021.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Guptda (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2021.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta is Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
SUS-PSTK-1224-102 1.9905030.102	December 16, 2024
Supplement to the
Fidelity® Women's Leadership Fund
June 29, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Portfolio Manager of the fund, and Ms. Sayana will assume sole portfolio manager responsibilities.
Preeti Sayana (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Portfolio Manager of Fidelity® Women's Leadership Fund, which she has managed since 2019. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Portfolio Manager of Fidelity® Woman's Leadership Fund, and Ms. Sayana will assume sole portfolio manager responsibilities.
Preeti Sayana is Co-Portfolio Manager of Fidelity® Woman's Leadership Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as research analyst and portfolio manager.
WLF-PSTK-1224-102 1.9905028.102	December 16, 2024
Supplement to the
Fidelity® SAI Sustainable Future Fund, Fidelity® SAI Sustainable Sector Fund, and Fidelity® SAI Sustainable U.S. Equity Fund
July 30, 2024
Prospectus

The following information replaces similar information for Fidelity® SAI Sustainable U.S. Equity Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2022.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Guptda (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2022.
The following information replaces the biographical information for Fidelity® SAI Sustainable U.S. Equity Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Connolly is Co-Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which she has managed since 2022. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Gupta is Co-Lead Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Michael Robertson is Co-Portfolio Manager of Fidelity® SAI Sustainable U.S. Equity Fund, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
EFS-PSTK-1224-102 1.9911706.102	December 16, 2024